Consolidated Statements of Comprehensive Income /(Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 835,576	$ 749,890	$ 673,803
Cost of revenues:
Cost of revenues	204,671	217,437	243,647
Gross profit	630,905	532,453	430,156
Operating expenses:
Product development	268,863	241,941	234,852
Sales and marketing	182,690	159,787	204,665
General and administrative (including expenses generated from a related party of nil, $55 and $35, respectively, for 2019, 2020 and 2021)	81,880	57,354	54,591
Goodwill impairment and impairment of intangible assets acquired as part of business acquisitions	0	0	7,245
Total operating expenses	533,433	459,082	501,353
Operating profit/(loss)	97,472	73,371	(71,197)
Other income, net	29,416	25,993	7,963
Interest income (including interest income generated from a related party of $1,015, $810 and nil, respectively, for 2019, 2020 and 2021)	15,641	7,369	6,103
Interest expense (including interest expense generated from a related party of $818, $588, and nil, respectively, for 2019, 2020 and 2021)	(7,500)	(6,234)	(14,370)
Exchange difference	(3,462)	(3,800)	1,430
Income/(loss) before income tax expense	131,567	96,699	(70,071)
Income tax expense	62,296	133,226	28,428
Net income/(loss) from continuing operations	69,271	(36,527)	(98,499)
Net income/(loss) from discontinued operations, net of tax	864,902	(91,793)	55,108
Net income/(loss)	934,173	(128,320)	(43,391)
Less: Net income/(loss) from continuing operations attributable to the noncontrolling interest shareholders	(3)	18,448	58,223
Less: Net income/(loss) from discontinued operations attributable to the noncontrolling interest shareholders	6,451	(60,656)	47,722
Net income/(loss) from continuing operations attributable to Sohu.com Limited	69,274	(54,975)	(156,722)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited	858,451	(31,137)	7,386
Net income/(loss) attributable to Sohu.com Limited	927,725	(86,112)	(149,336)
Net income/(loss)	934,173	(128,320)	(43,391)
Foreign currency translation adjustments	23,474	11,972	(13,069)
Other comprehensive income/(loss)	23,474	11,972	(13,069)
Comprehensive income/(loss)	957,647	(116,348)	(56,460)
Less: Comprehensive income/(loss) attributable to noncontrolling interest shareholders	7,966	(35,074)	93,244
Comprehensive income/(loss) attributable to Sohu.com Limited	$ 949,681	$ (81,274)	$ (149,704)
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ 1.75	$ (1.39)	$ (3.99)
Discontinued operations	21.74	(0.79)	0.19
Net income/(loss) per share	$ 23.49	$ (2.18)	$ (3.80)
Shares used in computing basic net income per share attributable to Sohu.com Limited	39,501	39,452	39,249
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ 1.75	$ (1.40)	$ (4.01)
Discontinued operations	21.74	(0.79)	0.18
Net loss per share	$ 23.49	$ (2.19)	$ (3.83)
Shares used in computing diluted net income per share attributable to Sohu.com Limited	39,501	39,452	39,249
Brand advertising [Member]
Revenues:
Revenues	$ 134,967	$ 146,526	$ 175,056
Cost of revenues:
Cost of revenues	99,522	105,604	126,406
Online games [Member]
Revenues:
Revenues	638,225	536,684	440,902
Cost of revenues:
Cost of revenues	87,616	91,526	88,992
Others [Member]
Revenues:
Revenues	62,384	66,680	57,845
Cost of revenues:
Cost of revenues	$ 17,533	$ 20,307	$ 28,249